UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-4395

Smith Barney Muni Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: March 31,

Date of reporting period: September 30, 2004

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SMITH BARNEY MUNI FUNDS

NEW YORK MONEY MARKET PORTFOLIO

NEW YORK PORTFOLIO

SEMI-ANNUAL REPORT   |   SEPTEMBER 30, 2004

NOT  FDIC  INSURED  •  NOT  BANK  GUARANTEED  •  MAY  LOSE  VALUE

WHAT’S  INSIDE

LETTER FROM THE CHAIRMAN

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

For the first time in four years, the Federal Reserve Board (“Fed”)i pushed short-term interest rates higher during the six months ended September 30, 2004. The Fed raised its target for the closely watched federal funds rateii by 0.25% on three occasions, increasing it from a four-decade low of 1.00% at the beginning of June to 1.75% in September. Following the end of the fund’s reporting period, at it’s November meeting, the Fed once again raised it’s target for the federal funds rate by 0.25% to 2.00%. Higher rates can help slow a potential acceleration of economic growth and thereby help maintain a balance between that growth and the inflation that can generally accompany it.

While rising interest rates are generally troublesome for longer-term fixed income securities, because bond prices decline as rates are expected to rise, they can be good for short-term instruments such as money market securities. Prices for these securities, and the funds that invest in them, are generally held stable, while rising rates result in higher levels of income on new bonds issued in the future. Money market securities closely track movements in the federal funds rate target.

Although inflation picked up earlier this year, recently reported figures were benign. The U.S. economyiii grew at a more moderate rate during the second quarter versus the first, according to data released in September, albeit at a significantly stronger pace than the second quarter of last year. Following robust results in the early spring, labor market growth tapered off, picked up in the late summer and held steady through the end of the period.iv

Municipal bonds returned -2.37%v in the second quarter amid expectations that the Fed was positioning to push rates higher. Given that bond prices had already factored in rate hikes to a significant extent during the second quarter, and coupling this with investors’ reaction to tepid economic growth and lack of inflationary pressures, bond prices bounced back in the third quarter. Yieldsvi correspondingly dropped to levels virtually in line with those when the period began, and municipal bonds finished the period in modestly positive territory on a total return basis, which includes reinvested dividend income.v

On a local level, the Lehman Brothers New York Municipal Bond Index returned 1.43% over the six months ending September 30, 2004.vii The broader-based Lehman Brothers Municipal Bond Index also returned 1.43%.v

1       Smith Barney Muni Funds      |      2004 Semi-Annual Report

During the spring, after-tax yields on municipal money market instruments exceeded those on taxable instruments with comparable maturities and credit ratings.viii Prices of short-term tax-exempt money market instruments rallied in June as proceeds from maturing bonds were reinvested into these securities. However, many investors gravitated from shorter-term instruments into longer-term bonds in August as the bond environment stabilized, causing yields on floating-rate money market instruments to rise. Given the recent rate environment and expectations that interest rates were poised to rise, the manager of the New York Money Market Portfolio maintained a cautious maturity stance in the municipal money market portfolio.

Given the view of the portfolio manager of the New York Portfolio prior to the period, which was that interest rates were poised to rise and recent figures could potentially understate actual inflation, the fund assumed a defensive posture in terms of its overall duration, or price sensitivity to interest rate movements. This low-duration approach to managing interest rate risk limited the fund’s ability to completely participate in upside market movements during intervals when bond prices rose, such as during the third quarter, when municipal bonds collectively returned 3.89%.v However, the fund benefited from this approach in absolute terms when bond prices dropped, particularly in the spring. In the recent market environment, the manager of the bond portfolio believes his defensive approach to reducing potential volatility was more prudent than a longer-duration strategy.

Within this environment, the funds performed as follows:

New York Money Market Portfolio

As of September 30, 2004, the seven-day current yield for Class A shares of the Smith Barney Muni Funds — New York Money Market Portfolio was 0.89% and its seven-day effective yield, which reflects compounding, was 0.89%.1

Past performance is no guarantee of future results. The fund’s yields will vary and performance of other share classes may differ. In addition, your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

[1]	The seven-day current and effective yields are the same due to rounding. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

2       Smith Barney Muni Funds      |      2004 Semi-Annual Report

NEW YORK MONEY MARKET PORTFOLIO

YIELDS AS OF SEPTEMBER 30, 2004

Seven-day current yield	0.89%

Seven-day effective yield	0.89%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

As of September 30, 2004, the seven-day current yield and seven-day effective yield, which reflects compounding, of Class Y shares were 1.01% and 1.01%, respectively. These numbers are the same due to rounding.

New York Portfolio

For the six months ended September 30, 2004, Class A shares of the Smith Barney Muni Funds — New York Portfolio, excluding sales charges, returned 1.26%. In comparison, the fund’s unmanaged benchmark, the Lehman Brothers Municipal Bond Index, returned 1.43% for the same period. The fund’s Lipper New York municipal debt funds category average2 was 1.06%.

NEW YORK PORTFOLIO

AS OF SEPTEMBER 30, 2004

(excluding sales charges)

6 Months

Class A Shares	1.26%

Lehman Brothers Municipal Bond Index	1.43%

Lipper New York Municipal Debt Funds Category Average	1.06%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Performance figures may reflect reimbursements of fee waivers without which the performance would have been lower.

Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned 0.99%, Class C shares returned 0.90% and Class Y shares returned 1.28% over the six months ended September 30, 2004.

[2]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended September 30, 2004, calculated among the 108 funds in the fund’s Lipper category, including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

3       Smith Barney Muni Funds      |      2004 Semi-Annual Report

Special Shareholder Notice—New York Portfolio

On February 2, 2004, initial sales charges on Class L shares were eliminated. Effective April 29, 2004, Class L shares were renamed Class C shares.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management (“CAM”) disclosed an investigation by the Securities and Exchange Commission (“SEC”) and the U.S. Attorney relating to CAM’s entry into the transfer agency business during 1997-1999. Citigroup has disclosed that the Staff of the SEC is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup, the former CEO of CAM, a former employee and a current employee of CAM, relating to the creation, operation and fees of its internal transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

November 10, 2004

4       Smith Barney Muni Funds      |      2004 Semi-Annual Report

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS:

New York Money Market Portfolio: Certain Investors may be subject to the Federal Alternative Minimum Tax (AMT), and state and local taxes will apply. Certain gains, if any, are fully taxable. An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

New York Portfolio: Certain Investors may be subject to the Federal Alternative Minimum Tax (AMT), and state and local taxes will apply. Certain gains, if any, are fully taxable. Keep in mind, the fund’s investments are subject to interest rate and credit risk. As interest rates rise, bond prices fall, reducing the value of the fund’s share price. As a non-diversified fund, it can invest a larger percentage of its assets in fewer issues than a diversified fund. This may magnify the fund’s losses from events affecting a particular issuer. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.

[i]	Source: U.S. Federal Reserve Board. The Fed is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iii	Source: Commerce Department (Bureau of Economic Analysis). Refers to quarterly growth of Gross Domestic Product (“GDP”). GDP is a market value of goods and services produced by labor and property in a given country.
iv	Source: Bureau of Labor Statistics.
[v]	Source: Based upon the performance of the Lehman Brothers Municipal Bond Index over the referenced period, which is a broad measure of the municipal bond market with maturities of at least one year.
vi	Yields are based upon data reflecting average yields of a universe of municipal bonds over the stated period derived via data on Bloomberg L.P.
vii	Source: Based upon the performance of the Lehman Brothers New York Municipal Bond Index over the referenced period, which is a broad measure of the New York municipal bond market with maturities of at least one year.
viii	Money market yields are based upon data reflecting average yields of a universe of municipal and taxable money market instruments over the stated period derived via data on Bloomberg L.P.

5       Smith Barney Muni Funds      |      2004 Semi-Annual Report

New York Money Market Portfolio Fund at a Glance (unaudited)

Investment Breakdown†

March 31, 2004

September 30, 2004

†	As a percentage of total investments. Please note that Fund holdings are subject to change.

6       Smith Barney Muni Funds      |      2004 Semi-Annual Report

New York Portfolio Fund at a Glance (unaudited)

Investment Breakdown†

March 31, 2004

September 30, 2004

†	As a percentage of total investments. Please note that Fund holdings are subject to change.

7       Smith Barney Muni Funds      |      2004 Semi-Annual Report

New York Money Market Portfolio

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 1, 2004 and held for the six months ended September 30, 2004.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class A	0.27%	$1,000.00	$1,002.70	0.59%	$2.96

Class Y	0.33	1,000.00	1,003.30	0.46	2.31

(1)	For the six months ended September 30, 2004.
(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value.
(3)	Expenses (net of voluntary waiver) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

8       Smith Barney Muni Funds      |      2004 Semi-Annual Report

New York Money Market Portfolio

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,022.11	0.59%	$2.99

Class Y	5.00	1,000.00	1,022.76	0.46	2.33

(1)	For the six months ended September 30, 2004.
(2)	Expenses (net of voluntary waiver) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

9       Smith Barney Muni Funds      |      2004 Semi-Annual Report

New York Portfolio

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 1, 2004 and held for the six months ended September 30, 2004.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class A	1.26%	$1,000.00	$1,012.60	0.67%	$3.38

Class B	0.99	1,000.00	1,009.90	1.21	6.10

Class C(4)	0.90	1,000.00	1,009.00	1.24	6.24

Class Y	1.28	1,000.00	1,012.80	0.50	2.52

(1)	For the six months ended September 30, 2004.
(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A, shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B, C and Y shares. Total return is not annualized, as it may not be representative of the total return for the year.
(3)	Expenses (net of voluntary waiver) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.
(4)	On April 29, 2004, Class L shares were renamed as Class C shares.

10       Smith Barney Muni Funds      |      2004 Semi-Annual Report

Smith Barney New York Portfolio

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,021.71	0.67%	$3.40

Class B	5.00	1,000.00	1,019.00	1.21	6.12

Class C(3)	5.00	1,000.00	1,018.85	1.24	6.28

Class Y	5.00	1,000.00	1,022.56	0.50	2.54

(1)	For the six months ended September 30, 2004.
(2)	Expenses (net of voluntary waiver) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.
(3)	On April 29, 2004, Class L shares were renamed as Class C shares.

11       Smith Barney Muni Funds      |      2004 Semi-Annual Report

Schedules of Investments (unaudited)	September 30, 2004

NEW YORK MONEY MARKET PORTFOLIO

FACE AMOUNT	RATING(a)	SECURITY	VALUE
$ 3,335,000	NR†	Albany GO RAN 3.00% due 1/31/05	$3,351,723
		Albany IDA Civic Facilities University at Albany AMBAC-Insured:
5,000,000	A-1	Series A 1.71% VRDO	5,000,000
13,965,000	A-1	Series B 1.71% VRDO	13,965,000
11,120,000	A-1	Series C 1.71% VRDO	11,120,000
15,830,000	A-1	Series D 1.71% VRDO	15,830,000
5,600,000	Aa2*	Chautauqua County IDA Red Wing Co. Project 1.39% VRDO	5,600,000
5,625,000	A-1+	Dutchess County IDA Marist College Series 98A 1.68% VRDO	5,625,000
1,650,000	VMIG1*	Erie County IDA Rosina Food Products Inc. 1.75% VRDO	1,650,000
2,600,000	A-1+	Genesee County IDR RJ Properties Project 1.75% VRDO AMT	2,600,000
2,070,000	A-1+	Great Neck North Water Authority System Series A FGIC-Insured 1.70% VRDO	2,070,000
920,000	NR†	Huntington GO FSA-Insured 2.50% due 1/15/05	923,308
		Jay Street Development Corp. Court Facilities Lease Revenue:
13,200,000	A-1+	Series A-1 1.72% VRDO	13,200,000
7,995,000	A-1+	Series A-2 1.64% VRDO	7,995,000
20,875,000	A-1+	Series A-3 1.68% VRDO	20,875,000
12,740,000	A-1+	Series A-4 1.73% VRDO	12,740,000
2,830,000	A-1+	Lancaster IDA Sealing Devices Inc. 1.75% VRDO AMT	2,830,000
3,500,000	A-1+	Lewis County IDA Climax Manufacturing Co. Project 1.75% VRDO AMT	3,500,000
		Long Island Power Authority:
17,730,000	A-1+	Series 1A 1.68% VRDO	17,730,000
10,550,000	A-1+	Series 2A 1.72% VRDO	10,550,000
1,000,000	A-1+	Series 3B 1.77% VRDO	1,000,000
6,300,000	A-1+	Series 7-B MBIA-Insured 1.72% VRDO	6,300,000
9,610,000	A-1+	Series D FSA-Insured 1.69% VRDO	9,610,000
7,700,000	A-1+	Series H FSA-Insured 1.72% VRDO	7,700,000
13,300,000	A-1+	Series I 1.10% due 10/4/04 TECP	13,300,000
		Metropolitan Transportation Authority:
		BAN Series CP-1A Sub-series A:
4,900,000	A-1+	1.15% due 10/4/04 TECP	4,900,000
500,000	A-1+	1.35% due 10/4/04 TECP	500,000
		FSA-Insured:
10,800,000	VMIG1*	Munitop Series 99-2 PART 1.70% VRDO	10,800,000
8,000,000	A-1+	Series B 1.69% VRDO	8,000,000
20,790,000	A-1+	Series D-2 1.69% VRDO	20,790,000
30,000,000	A-1+	Series A-3 XLCA-Insured 1.50% VRDO	30,000,000

See Notes to Financial Statements.

12        Smith Barney Muni Funds      |      2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	September 30, 2004

NEW YORK MONEY MARKET PORTFOLIO

FACE AMOUNT	RATING(a)	SECURITY	VALUE
$16,500,000	MIG1*	Middle County CSD GO TAN 3.00% due 6/30/05	$16,663,245
12,500,000	MIG1*	Miller Place UFSD GO TAN 3.00% due 6/30/05	12,619,000
		Monroe County IDA:
340,000	A-1+	JADA Precision Plastic Project Series 97 1.75% VRDO AMT	340,000
9,540,000	VMIG1*	Rochester Institute of Technology Project Series A 1.66% VRDO	9,540,000
1,400,000	VMIG1*	St. Ann’s Nursing Home for the Aged Project 1.65% VRDO	1,400,000
507,764	AAA	Monroe-Woodbury CSD GO FSA-Insured 2.00% due 4/15/05	510,061
4,750,000	NR†	Mount Sinai UFSD GO TAN 3.00% due 6/24/05	4,790,778
		Nassau County GO:
500,000	AAA	Series A 4.25% due 6/1/05	508,710
880,000	AAA	Series F 7.00% due 3/1/05	899,803
10,000,000	SP-1+	Nassau County GO TAN Series B 2.00% due 10/15/04	10,002,009
		Nassau County IDA:
10,550,000	A-1+	Cold Spring Harbor Lab 1.71% VRDO	10,550,000
2,805,000	A-1+	Rubbies Costume Co. Project 1.75% VRDO	2,805,000
		Nassau County IFA Sales Tax Revenue FSA-Insured:
28,930,000	A-1+	Series A 1.68% VRDO	28,930,000
22,615,000	A-1+	Series B 1.69% VRDO	22,615,000
		New York City GO:
12,315,000	A-1+	Series 95 F-4 1.69% VRDO	12,315,000
39,000,000	A-1+	Series A-3 1.69% VRDO	39,000,000
8,255,000	A-1+	Series B-8 1.69% VRDO	8,255,000
1,000,000	A-1+	Series C 1.68% VRDO	1,000,000
5,800,000	A-1+	Series C-2 1.69% VRDO	5,800,000
5,570,000	A-1+	Series H-3 FSA-Insured 1.73% VRDO	5,570,000
2,500,000	A-1+	Series H-4 1.73% VRDO	2,500,000
5,995,000	A-1	Series PA 624 AMBAC-Insured PART 1.72% VRDO	5,995,000
600,000	A-1+	Series SGB 35 AMBAC-Insured PART 1.73% VRDO	600,000
2,100,000	A-1+	Sub-Series A-6 1.77% VRDO	2,100,000
675,000	AAA	New York City Health & Hospital Corp. Series A AMBAC-Insured 4.00% due 2/15/05	681,725
		New York City HDC MFH:
35,200,000	A-1+	2 Gold Street Series A 1.69% VRDO	35,200,000
10,000,000	A-1+	90 West Street Series A 1.71% VRDO	10,000,000
10,000,000	A-1+	96th Street Association Monterey Series A FNMA 1.72% VRDO	10,000,000
6,000,000	A-1+	Columbus Green Series A FNMA 1.72% VRDO	6,000,000
30,000,000	A-1+	Lyric Series A FNMA 1.70% VRDO AMT	30,000,000
9,700,000	A-1+	Tribeca Tower Series A FNMA 1.75% VRDO AMT	9,700,000

See Notes to Financial Statements.

13        Smith Barney Muni Funds      |      2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	September 30, 2004

NEW YORK MONEY MARKET PORTFOLIO

FACE AMOUNT	RATING(a)	SECURITY	VALUE
		New York City IDA IDR:
$ 3,950,000	VMIG1*	Ahava Food Corp. Project 1.70% VRDO AMT	$3,950,000
9,200,000	VMIG1*	Center for Jewish History Project 1.70% VRDO	9,200,000
5,600,000	A-1+	Children’s Oncology Society 1.68% VRDO	5,600,000
2,050,000	A-1+	Civic Facilities Revenue Lycee Francais De NY 1.71% VRDO	2,050,000
4,600,000	A-1+	Gary Plastic Packaging Corp. Series 98 1.65% VRDO AMT	4,600,000
3,435,000	A-1+	Linear Lighting Corp. Project 1.70% VRDO AMT	3,435,000
2,645,000	VMIG1*	Peninsula Hospital Center Project 1.72% VRDO	2,645,000
4,750,000	NR†	Planned Parenthood Project 1.70% VRDO	4,750,000
1,495,000	A-1+	PS Bibbs Inc. 1.80% VRDO AMT	1,495,000
3,500,000	A-1+	Stock Exchange Project B 1.70% VRDO	3,500,000
		New York City Municipal Water Finance Authority
		FGIC-Insured:
6,700,000	A-1+	Series A 1.77% VRDO	6,700,000
3,250,000	A-1+	Series C-3 1.73% VRDO	3,250,000
7,000,000	A-1+	Series F-1 1.77% VRDO	7,000,000
12,700,000	A-1+	Series G 1.73% VRDO	12,700,000
7,500,000	A-1+	Series 1 1.16% due 10/28/04 TECP	7,500,000
		Series 5-B TECP:
5,000,000	A-1+	1.13% due 10/6/04	5,000,000
3,300,000	A-1+	1.30% due 10/6/04	3,300,000
15,000,000	A-1+	1.17% due 11/4/04	15,000,000
10,000,000	A-1+	Series 6 1.17% due 10/7/04 TECP	10,000,000
13,250,000	A-1+	Series 7 1.05% due 10/7/04 TECP	13,250,000
		New York City TFA:
		Future Tax Secured:
55,000	A-1+	Series 2D 3 1.70% VRDO	55,000
43,760,000	A-1+	Series A-2 1.72% VRDO	43,760,000
13,725,000	A-1+	Series C 1.70% VRDO	13,725,000
1,000,000	A-1+	Series D-1 1.71% VRDO	1,000,000
1,400,000	A-1+	Series F-3 1.71% VRDO	1,400,000
2,000,000	A-1+	Series H-3 1.72% VRDO	2,000,000
14,920,000	A-1	MSTC Series 122 PART 1.73% VRDO	14,920,000
		New York City Recovery:
7,870,000	A-1+	Series 1 1.69% VRDO	7,870,000
8,300,000	A-1+	Series 2A 1.77% VRDO	8,300,000
3,035,000	VMIG1*	Series 162 AMBAC-Insured PART 1.71% due 7/1/29	3,035,000
		New York City Trust for Cultural Resources:
1,205,000	VMIG1*	Asia Society 1.68% VRDO	1,205,000
8,400,000	A-1+	Pierpoint Morgan Library 1.68% VRDO	8,400,000
1,430,000	A-1+	Soloman R. Guggenheim Museum Series B 1.70% VRDO	1,430,000

See Notes to Financial Statements.

14        Smith Barney Muni Funds      |      2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	September 30, 2004

NEW YORK MONEY MARKET PORTFOLIO

FACE AMOUNT	RATING(a)	SECURITY	VALUE
		New York State Dormitory Authority:
		Columbia University:
$ 2,000,000	A-1+	1.15% due 12/7/04 TECP	$2,000,000
5,000,000	A-1+	Series B 1.03% due 3/8/05	5,000,000
2,000,000	A-1+	Series SGA 132 PART 1.73% VRDO	2,000,000
1,300,000	A-1+	Cornell University Series B 1.71% VRDO	1,300,000
6,305,000	A-1+	Glen Eddy Inc. 1.67% VRDO	6,305,000
		Mental Health Services:
13,400,000	A-1+	Series 2C MBIA-Insured 1.68% VRDO	13,400,000
51,100,000	A-1+	Series 2E 1.69% VRDO	51,100,000
3,500,000	A-1+	Series 2H 1.69% VRDO	3,500,000
13,000,000	A-1	Series D-2G 1.69% VRDO	13,000,000
		Metropolitan Museum of Art:
12,455,000	A-1+	Series A 1.68% VRDO	12,455,000
4,240,000	A-1+	Series B 1.68% VRDO	4,240,000
15,800,000	A-1+	Mount Sinai School of Medicine 1.35% due 10/12/04 TECP	15,800,000
		New York Public Library MBIA-Insured:
5,730,000	A-1	Series 99A 1.72% VRDO	5,730,000
9,285,000	A-1	Series B 1.72% VRDO	9,285,000
7,140,000	VMIG1*	Oxford University Press Inc. 1.68% VRDO	7,140,000
1,665,000	A-1+	Rockefeller University Series A 1.68% VRDO	1,665,000
1,125,000	AAA	School District Financing Program Series A MBIA-Insured 3.50% due 10/1/04	1,125,000
7,842,500	VMIG1*	State Personal Income Tax Revenue Series 821 FGIC-Insured PART 1.20% due 2/10/05	7,842,500
9,945,000	A-1	State University Series PA 622 PART 1.76% VRDO	9,945,000
13,280,000	VMIG1*	New York State Energy Research & Development Authority Long Island Lighting Co. Series A 1.71% VRDO AMT	13,280,000
		New York State Environmental Facilities Corp.:
		Clean Water and Drinking:
9,990,000	A-1	MSTC Series 9040 PART 1.74% VRDO	9,990,000
		Series B:
7,080,000	AAA	5.50% due 6/15/05	7,342,074
6,695,000	AAA	5.60% due 6/15/05	6,947,507
1,390,000	AAA	Series D 3.00 % due 2/15/05	1,398,707
9,170,000	A-1	Series PT-409 PART 1.71% VRDO	9,170,000
15,000,000	A-1+	Series 1997-A 1.21% due 1/13/05 TECP	15,000,000
		Solid Waste Disposal General Electric Corp:
1,500,000	NR†	Series 87-A 1.64% due 10/5/04	1,500,000
5,400,000	NR†	Series 97-A 1.67% due 10/5/04 TECP	5,400,000
		Series D-02:
2,550,000	NR†	6.60% due 11/15/08	2,617,500
2,130,000	AAA	6.80% due 11/15/10	2,186,895

See Notes to Financial Statements.

15        Smith Barney Muni Funds      |      2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	September 30, 2004

NEW YORK MONEY MARKET PORTFOLIO

FACE AMOUNT	RATING(a)	SECURITY	VALUE
		New York State GO:
$52,900,000	NR†	Series 1998A 1.30% due 12/7/04 TECP	$52,900,000
14,200,000	A-1+	Series A 1.05% due 10/7/04	14,200,000
		New York State HFA:
1,700,000	VMIG1*	240 East 39th Street FNMA-Insured 1.71% VRDO AMT	1,700,000
12,800,000	VMIG1*	750 Sixth Avenue Series A FNMA-Insured 1.71% VRDO AMT	12,800,000
2,000,000	VMIG1*	1501 Lexington Avenue FNMA-Insured 1.75% VRDO AMT	2,000,000
6,000,000	VMIG1*	Biltmore Tower Series A 1.71% VRDO AMT	6,000,000
2,400,000	VMIG1*	Historic Front Street Series A 1.72% VRDO	2,400,000
		Service Contract Revenue:
37,500,000	A-1+	Series A 1.68% VRDO	37,500,000
17,000,000	A-1+	Series C 1.68% VRDO	17,000,000
4,200,000	VMIG1*	Theatre Row Series A 1.88% VRDO AMT	4,200,000
2,500,000	VMIG1*	Theatre Row Tower Series A 1.88% VRDO AMT	2,500,000
10,000,000	VMIG1*	Worth Street Series A FNMA-Insured 1.70% VRDO AMT	10,000,000
		New York State LGAC:
27,500,000	A-1+	Series 3V FGIC-Insured 1.69% VRDO	27,500,000
40,090,000	A-1+	Series 93A 1.68% VRDO	40,090,000
7,000,000	A-1+	Series 94B 1.68% VRDO	7,000,000
16,250,000	A-1+	Series 95E 1.68% VRDO	16,250,000
515,000	VMIG1*	New York State Mortgage Agency MERLOT Series B-3 PART 1.76% VRDO	515,000
		New York State Power Authority:
25,000,000	A-1+	1.33% due 3/1/05	25,000,000
		Series 1 TECP:
20,400,000	A-1	1.14% due 10/7/04	20,400,000
10,000,000	A-1	1.19% due 11/1/04	10,000,000
		Series 2 TECP:
9,600,000	A-1	1.12% due 10/1/04	9,600,000
15,000,000	A-1	1.31% due 10/18/04	15,000,000
1,510,000	Aa2*	Series C 5.00% due 2/15/04 (Escrowed to Maturity in U.S. Government Securities)	1,532,383
		New York State Thruway Authority:
16,000,000	A-1+	1.12% due 10/1/04 TECP	16,000,000
15,700,000	A-1+	1.10% due 10/6/04 TECP	15,700,000
19,500,000	A-1+	0.95% due 10/7/04 TECP	19,500,000
21,750,000	A-1+	1.33% due 11/2/04 TECP	21,750,000
8,845,000	A-1	MSTC Series 120 FGIC-Insured PART 1.73% VRDO	8,845,000
1,200,000	AAA	Series C FGIC-Insured 6.00% due 1/01/05	1,238,596
5,000,000	A-1+	Series SGA 66 PART 1.73% VRDO	5,000,000
		New York State Urban Development Corp. PART:
8,000,000	VMIG1*	MERLOT Series N AMBAC-Insured 1.71% VRDO	8,000,000
21,395,000	A-1+	Putter 313 1.71% VRDO	21,395,000

See Notes to Financial Statements.

16        Smith Barney Muni Funds      |      2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	September 30, 2004

NEW YORK MONEY MARKET PORTFOLIO

FACE AMOUNT	RATING(a)	SECURITY	VALUE
		North Salem CSD GO MBIA-Insured:
$ 205,000	Aaa*	Series A 2.00% due 10/15/04	$205,057
305,000	Aaa*	Series B 3.00% due 6/15/05	308,179
1,500,000	A-1+	Oneida County IDR Harden Furniture Series 98 1.75% VRDO	1,500,000
35,525,000	A-1+	Oneida Indian Nation Series 2002 1.65% VRDO	35,525,000
		Onondaga County IDA:
3,405,000	A-1+	Syracuse Executive Air 1.70% VRDO AMT	3,405,000
5,570,000	A-1+	Syracuse Research Corp. 1.70% VRDO	5,570,000
		Ontario County IDR:
1,815,000	A-1+	Dixit Enterprises Series B 1.75% VRDO AMT	1,815,000
8,000,000	VMIG1*	Frederick Ferris Thompson Hospital 1.71% VRDO	8,000,000
2,525,000	A-1+	Oswego County IDR Fulton Thermal Corp. 1.75% VRDO AMT	2,525,000
		Port Authority of New York & New Jersey:
7,860,000	A-1+	Putter Series 177 MBIA-Insured PART 1.74% VRDO	7,860,000
3,500,000	NR‡	Series 98-1 Equipment Notes 1.85% VRDO AMT	3,500,000
3,500,000	NR‡	Series 98-2 Equipment Notes 1.75% VRDO	3,500,000
4,755,000	A-1	Series 646 FSA-Insured PART 1.69% VRDO	4,755,000
		Series B TECP:
1,800,000	A-1+	1.13% due 10/8/04	1,800,000
14,720,000	A-1+	1.15% due 12/1/04	14,720,000
		Versatile Structure Obligation:
2,550,000	A-1+	Series 95-3 1.74% VRDO	2,550,000
2,010,000	A-1+	Series 96-5 1.74% VRDO	2,010,000
		Puerto Rico Commonwealth Highway & Transportation Authority:
11,550,000	A-1	Series A AMBAC-Insured 1.72% VRDO	11,550,000
3,475,000	VMIG1*	Series FFF 1.71% MBIA-Insured VRDO	3,475,000
3,665,000	A-1+	Series PA 472 FSA-Insured PART 1.68%VRDO	3,665,000
2,900,000	A-1+	Puerto Rico Electric Power Authority MBIA-Insured PART 1.70% VRDO	2,900,000
		Puerto Rico GDB TECP:
10,000,000	A-1	1.17% due 10/6/04	10,000,000
10,000,000	A-1	1.17% due 10/8/04	10,000,000
		Puerto Rico GO:
7,990,000	VMIG1*	MERLOT Series A44 FGIC-Insured PART 1.71% VRDO	7,990,000
7,320,000	A-1	Series PA-650 PART 1.72% VRDO	7,320,000
		Puerto Rico IFA MSTC PART:
19,995,000	A-1	Series 103 1.70% VRDO	19,995,000
19,995,000	A-1	Series 106 1.70% VRDO	19,995,000
9,320,000	VMIG1*	Puerto Rico Industrial Tourist Education Medical & Environmental Control Facilities Series 464 MBIA-Insured PART 1.60% VRDO	9,320,000

See Notes to Financial Statements.

17        Smith Barney Muni Funds      |      2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	September 30, 2004

NEW YORK MONEY MARKET PORTFOLIO

FACE AMOUNT	RATING(a)	SECURITY	VALUE

$ 4,850,000	A-1	Puerto Rico MFA Series PA-610 FSA-Insured PART 1.68% VRDO	$4,850,000
2,197,000	VMIG1*	Puerto Rico PFC Series 522X MBIA-Insured 1.69% VRDO	2,197,000
4,945,000	P-1*	Rotterdam IDA IDR Rotterdam Park Project 1.70% VRDO	4,945,000
1,830,000	P-1*	Schenectady County IDR Scotia Industrial Park Project Series 98A 1.70% VRDO	1,830,000
3,380,000	A-1+	St. Lawrence County IDA United Helpers Independent Living Corp. 1.70% VRDO	3,380,000
23,000,000	MIG1*	South County CSD GO TAN 2.75% due 6/21/05	23,164,400
4,060,000	A-1+	Suffolk County IDR JBC Realty 1.75% VRDO	4,060,000
3,325,000	MIG1*	Syracuse GO RAN Series A 2.10% due 10/29/04	3,327,203
		Triborough Bridge & Tunnel Authority:
7,055,000	A-1+	Putters Series 342 AMBAC-Insured PART 1.71% VRDO	7,055,000
20,280,000	AAA	Series 72 MBIA-Insured PART 1.73% VRDO	20,280,000
9,235,000	VMIG1*	Series 109 PART 1.80% VRDO	9,235,000
15,155,000	A-1+	Series A FSA-Insured 1.69% VRDO	15,155,000
35,400,000	A-1+	Series C AMBAC-Insured 1.70% VRDO	35,400,000
6,500,000	A-1+	Troy IDA Rensselaer Polytech Institute Series E 1.70% VRDO	6,500,000
5,055,000	A-1+	Westchester County IDA Boys & Girls Club Project 1.68% VRDO	5,055,000
2,225,000	A-1+	Yates IDR Coach Equipment Manufacturing Corp. 1.75% VRDO AMT	2,225,000
		Yonkers IDA Consumers Union Facilities:
2,300,000	VMIG1*	1.66% VRDO	2,300,000
5,890,000	A-1+	AMBAC-Insured 1.66% VRDO	5,890,000

		TOTAL INVESTMENTS — 99.4% (Cost — $1,872,758,363**)	1,872,758,363
		Other Assets in Excess of Liabilities — 0.6%	10,808,259

		TOTAL NET ASSETS — 100.0%	$1,883,566,622

(a)	All ratings are by Standard & Poor’s Ratings Service (“Standard & Poors”) except for those which are identified by an asterisk (*), are rated by Moody’s Investors Service (“Moody’s”).
†	Security has not been rated by either Standard & Poor’s or Moody’s. However, the Board of Trustees has determined this security to be considered as a first tier quality issue due to enhancement features; such as insurance and/or irrevocable letters of credit.
‡	Security has not been rated by either Standard & Poor’s or Moody’s. However, the Board of Trustees has determined that the security presents minimal credit risk.
**	Aggregate cost for Federal income tax purposes is substantially the same.

See pages 29 through 31 for definitions of ratings and certain abbreviations.

See Notes to Financial Statements.

18        Smith Barney Muni Funds      |      2004 Semi-Annual Report

Summary of Investments by Industry* (unaudited)

NEW YORK MONEY MARKET PORTFOLIO

Transportation	16.5%
Finance	15.1
General Obligation	14.1
Housing	10.4
Utilities	8.7
Industrial Development Revenue	6.6
Hospitals	6.2
Water & Sewer	6.0
Education	5.1
Government Facilities	4.5
Other	6.8

100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of September 30, 2004 and are subject to change.

See Notes to Financial Statements.

19        Smith Barney Muni Funds      |      2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	September 30, 2004

NEW YORK PORTFOLIO
FACE AMOUNT	RATING(a)	SECURITY	VALUE
Education — 27.0%
$ 2,755,000	Aaa*	Albany IDA, Civic Facility Revenue, (St. Rose Project), Series A, AMBAC-Insured, 5.375% due 7/1/31	$2,912,724
		Amherst IDA, Civic Facilities Revenue, UBF Faculty-Student Housing, Series B, AMBAC-Insured:
1,000,000	AAA	5.125% due 8/1/20	1,088,070
3,615,000	AAA	5.250% due 8/1/31	3,786,243
		Madison County IDA, Civic Facilities Revenue, (Colgate University Project), Series B:
2,250,000	AA-	5.000% due 7/1/23	2,348,573
2,000,000	AA-	5.000% due 7/1/33	2,032,420
		New York State Dormitory Authority Revenue Bonds:
		City University Systems:
16,925,000	AAA	3rd Generation, Series 1, FGIC-Insured, 5.250% due 7/1/25 (b)	17,716,413
		4th Generation, Series A:
625,000	AA-	5.250% due 7/1/31	640,619
2,840,000	AA-	MBIA/IBC Insured, (Call 7/1/08 @ 101), 5.000% due 7/1/28 (c)	3,148,907
5,375,000	AA-	Call 7/1/11 @ 100, 5.250% due 7/1/31 (c)	6,107,666
1,660,000	AA-	MBIA-Insured, 5.000% due 7/1/28	1,685,514
		Series A, FGIC-Insured:
5,825,000	AAA	5.625% due 7/1/16	6,872,335
14,000,000	AAA	2nd Generation, 5.000% due 7/1/16 (b)	14,939,400
7,000,000	AAA	Series B, FSA-Insured, 6.000% due 7/1/14	8,414,000
2,500,000	A3*	Series C, 7.500% due 7/1/10	2,870,200
2,000,000	AAA	Columbia University, 5.000% due 7/1/18	2,122,460
		Court Facilities, City of New York Issue:
5,000,000	A	6.000% due 5/15/39	5,412,100
3,000,000	AAA	AMBAC-Insured, 5.750% due 5/15/30	3,301,290
2,000,000	AA-	Department of Education, 5.000% due 7/1/24	2,065,260
5,000,000	AAA	New School University, MBIA-Insured, 5.000% due 7/1/29	5,099,900
10,260,000	AAA	Rockefeller University, 5.000% due 7/1/28 (b)	10,485,002
1,000,000	AA-	School Improvement Program, 5.000% due 7/1/18	1,048,360
1,150,000	AAA	St. John’s University, MBIA-Insured, 5.250% due 7/1/25	1,196,288
		State University Dormitory Facility, FGIC-Insured, (Call 7/1/11 @ 100):
1,000,000	AAA	5.500% due 7/1/26 (c)	1,151,460
1,000,000	AAA	5.500% due 7/1/27 (c)	1,151,460
12,000,000	AAA	5.100% due 7/1/31 (b)(c)	13,526,640
		State University Educational Facility:
		Series A:
12,750,000	AAA	FGIC-Insured, (Call 5/15/12 @ 101), 5.000% due 5/15/27 (b)(c)	14,343,112

See Notes to Financial Statements.

20        Smith Barney Muni Funds      |      2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	September 30, 2004

NEW YORK PORTFOLIO
FACE AMOUNT	RATING(a)	SECURITY	VALUE
Education — 27.0% (continued)
$12,110,000	AAA	FSA-Insured, 5.875% due 5/15/17 (b)	$14,662,909
7,030,000	AAA	MBIA-Insured, 5.000% due 5/15/16	7,429,374
		Series B:
676,000	AA-	7.500% due 5/15/11	791,927
5,000,000	AAA	FGIC-Insured, 5.250% due 5/15/19	5,710,150
5,000,000	AAA	FSA-Insured, (Call 5/15/10 @ 101), 5.500% due 5/15/30 (c)	5,722,300
		University of Rochester, Series A:
		MBIA-Insured:
3,915,000	AAA	5.000% due 7/1/16	4,143,401
2,300,000	AAA	5.000% due 7/1/27	2,341,147
		Rensselaer County IDA, Civic Facilities Revenue Bonds, (Polytechnic Institute Dormitory Project):
5,430,000	A+	Series A, 5.125% due 8/1/29	5,569,388
5,820,000	A+	Series B, 5.125% due 8/1/27	5,983,076
		Schenectady IDA, Civic Facilities Revenue Bonds, (Union College Project), Series A, AMBAC-Insured:
2,000,000	Aaa*	5.375% due 12/1/19	2,207,840
1,725,000	Aaa*	5.000% due 7/1/22	1,822,376
3,000,000	Aaa*	5.450% due 12/1/29	3,181,950
2,390,000	Aaa*	5.625% due 7/1/31	2,613,704
		Taconic Hills School District at Craryville, FGIC-Insured, State Aid Withholding:
1,420,000	Aaa*	5.000% due 6/15/25	1,470,325
700,000	Aaa*	5.000% due 6/15/26	721,126
3,000,000	Aaa*	Teachers College, MBIA-Insured, 5.000% due 7/1/22	3,152,940

			202,990,349

Finance — 4.3%
		New York City Transitional Finance Authority Revenue, Future Tax Secured:
400,000	AA+	Series B, 1.770% due 2/1/31 (d)	400,000
		Series C:
3,350,000	AA+	1.720% due 5/1/28 (d)	3,350,000
10,000,000	AA+	(Call 5/1/10 @ 101), 5.500% due 11/1/29 (b)(c)	11,436,100
1,000,000	AA+	Sub-Series C5, 1.720% due 8/1/31 (d)	1,000,000
		New York City TFA Revenue:
335,000	AA+	Sub-Series 1D, 1.71% due 11/1/22 (d)	335,000
		NYC Recovery:
1,640,000	AA+	Sub-Series 1C, 1.720% due 11/1/22 (d)	1,640,000
2,700,000	AA+	Sub-Series 3H, 1.720% due 11/1/22 (d)	2,700,000
5,000,000	AAA	New York State Local Government Assistance Corp., Series B, MBIA-Insured, 4.875% due 4/1/20	5,173,100

See Notes to Financial Statements.

21        Smith Barney Muni Funds      |      2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	September 30, 2004

NEW YORK PORTFOLIO
FACE AMOUNT	RATING(a)	SECURITY	VALUE
Finance — 4.3% (continued)
$ 435,000	BBB+	New York State Municipal Bond Bank Agency, Special Revenue Program, City of Buffalo, Series A, 6.875% due 3/15/06	$436,540
5,000,000	BBB+	Puerto Rico Public Financial Corp., Series E, 5.500% due 8/1/29	5,592,114

			32,062,854

General Obligation — 1.8%
		New York City GO:
3,150,000	AAA	Series I, AMBAC-Insured, 7.250% due 8/15/14 (e)	3,618,342
200,000	AA	Sub-Series A4, LOC-Westdeutsche Landesbank, 1.770% due 8/1/23 (d)	200,000
700,000	AAA	Sub-Series A6, FSA-Insured, 1.770% due 11/1/26 (d)	700,000
500,000	AA-	Sub-Series E5 1.680% due 8/1/17(d)	500,000
2,750,000	AA	New York State GO, 9.875% due 11/15/05	2,990,845
4,505,000	Aaa*	North Hempstead GO, Series A, FGIC-Insured, 5.000% due 9/1/22	4,691,597
1,000,000	AAA	Yonkers GO, Series C, FGIC-Insured, State Aid Withholding, 5.000% due 6/1/19	1,052,540

			13,753,324

Government Facilities — 7.6%
		New York State Urban Development Corp. Revenue:
20,000,000	AA-	Correctional & Youth Facilities, Series A, 5.500% due 1/1/17 (b)	22,342,000
3,050,000	AAA	Correctional Capital Facilities, MBIA-Insured, 5.000% due 1/1/20	3,178,039
		Correctional Facilities Service Contract:
6,600,000	AAA	Series C, AMBAC-Insured, (Call 1/1/09 @ 101), 6.000% due 1/1/29 (c)	7,588,482
18,400,000	AAA	Series D, FSA-Insured, (Call 1/1/11 @ 100), 5.250% due 1/1/30 (b)(c)	20,738,824
3,000,000	AA-	State Facilities, 5.700% due 4/1/20	3,493,650

			57,340,995

Hospitals — 12.0%
1,620,000	AAA	East Rochester, Housing Authority Revenue, (North Park Nursing Home), GNMA-Collateralized, 5.200% due 10/20/24	1,711,449
5,000,000	AAA	Nassau Health Care Corp., Health System Revenue Bonds, FSA-Insured, 5.500% due 8/1/19	5,468,350
		New York City Health & Hospital Corp. Revenue, Health System, Series A:
3,000,000	AAA	AMBAC-Insured, 5.000% due 2/15/20	3,128,610
		FSA-Insured:
1,110,000	AAA	5.000% due 2/15/22	1,160,660
3,750,000	AAA	5.125% due 2/15/23	3,933,600

See Notes to Financial Statements.

22        Smith Barney Muni Funds      |      2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	September 30, 2004

NEW YORK PORTFOLIO
FACE AMOUNT	RATING(a)	SECURITY	VALUE
Hospitals — 12.0% (continued)
		New York State Dormitory Authority Revenue:
$ 5,350,000	A1*	Lutheran Center at Poughkeepsie, LOC-Key Bank N.A., 6.050% due 7/1/26	$5,607,603
5,000,000	AAA	Maimonides FHA-Insured, 5.000% due 8/1/24	5,200,450
		Mental Health Services Facilities:
		Series B:
2,500,000	AA-	5.000% due 2/15/18	2,605,950
4,180,000	AA-	5.625% due 2/15/21	4,414,331
2,820,000	AA-	(Call 2/15/07 @ 102), 5.625% due 2/15/21 (c)	3,111,109
		Series D, FSA-Insured:
280,000	AAA	5.250% due 8/15/30	288,806
2,320,000	AAA	(Call 8/15/10 @ 100), 5.250% due 8/15/30 (c)	2,617,169
324,000	AA-	Series B, (Partially Pre-Refunded with U.S. government securities to various call dates and prices), 7.500% due 5/15/11	393,213
3,000,000	AA	St. Luke’s Home, Residential Health, FHA-Insured, 6.375% due 8/1/35	3,133,200
2,450,000	AAA	St. Vincent’s Hospital & Medical Center, FHA-Insured, 7.400% due 8/1/30	2,460,143
1,500,000	AAA	United Cerebral Palsy, AMBAC-Insured, 5.125% due 7/1/21	1,618,155
2,000,000	AAA	Victory Memorial Hospital, MBIA-Insured, 5.375% due 8/1/25	2,111,580
2,500,000	AAA	Willow Towers Inc. Project, GNMA-Collateralized, 5.400% due 2/1/34	2,618,925
		New York State Medical Care Facilities, Finance Agency Revenue:
		Series A:
4,000,000	AAA	Brookdale Hospital Medical Center, (Pre-Refunded — Escrowed with state & local government securities to 2/15/05 Call @ 102), 6.800% due 8/15/12	4,158,240
2,500,000	B	Central Suffolk Hospital Mortgage Project, 6.125% due 11/1/16	1,799,875
665,000	AA-	FHA-Insured, 7.450% due 8/15/31	667,766
955,000	Aa1*	Health Center Projects, Secured Mortgage Program, SONYMA-Insured, 6.375% due 11/15/19	1,004,832
4,700,000	AAA	New York Downtown Hospital, (Pre-Refunded — Escrowed with state & local government securities to 2/15/05 Call @ 102), 6.800% due 2/15/20	4,885,932
		New York Hospital, AMBAC/FHA-Insured, (Pre-Refunded — Escrowed with state & local government securities to 2/15/05 Call @ 102):
8,500,000	AAA	6.800% due 8/15/24 (b)	8,836,260
7,600,000	AAA	6.500% due 8/15/29 (f)	7,892,448
2,500,000	AAA	6.900% due 8/15/34	2,599,775

See Notes to Financial Statements.

23        Smith Barney Muni Funds      |      2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	September 30, 2004

NEW YORK PORTFOLIO
FACE AMOUNT	RATING(a)	SECURITY	VALUE
Hospitals — 12.0% (continued)
		Series B:
$ 920,000	AA	Hospital & Nursing Home Insured Mortgage, FHA-Insured, 7.000% due 8/15/32	$923,634
1,860,000	AAA	Long Term Healthcare, FSA-Insured, 6.450% due 11/1/14	1,866,993
3,325,000	AA	Mortgage Project, FHA-Insured, 6.100% due 2/15/15	3,439,712
665,000	BBB+	Puerto Rico Commonwealth Renewal & Housing Corp., 7.875% due 10/1/04	665,000

			90,323,770

Housing: Multi-Family — 3.2%
35,000	NR	Battery Park City Authority, Housing Revenue, FHA-Insured, (Call 6/1/05 @ 100), 8.625% due 6/1/23 (c)	36,603
		New York City HDC:
1,289,152	NR	Cadman Project, 6.500% due 11/15/18	1,357,323
1,041,434	NR	Kelly Project, 6.500% due 2/15/18	1,097,557
1,333,734	NR	Riverbend Project, 6.500% due 11/15/18	1,373,679
5,000,000	AA	Series A 5.100% due 11/1/24	5,168,150
		New York State Dormitory Authority Revenue, Park Ridge Housing Inc., FNMA-Collateralized:
1,000,000	AAA	6.375% due 8/1/20 (f)	1,138,520
1,470,000	AAA	6.500% due 8/1/25	1,669,126
		New York State Housing Finance Agency Revenue, Secured Mortgage Program:
		Series A, SONYMA-Insured:
500,000	Aa1*	7.000% due 8/15/12 (g)	502,755
2,000,000	Aa1*	6.200% due 8/15/15 (g)	2,069,020
500,000	Aa1*	7.050% due 8/15/24 (g)	502,595
6,870,000	Aa1*	Series B, SONYMA-Insured, 6.250% due 8/15/29 (g)	7,160,601
1,205,000	AAA	Series C, FHA-Insured, 6.500% due 8/15/24	1,210,483
675,000	A1*	Rensselaer Housing Authority, MFH Mortgage Revenue, Rensselaer Elderly Apartments, Series A, 7.750% due 1/1/11	680,191

			23,966,603

Housing: Single-Family — 1.9%
		New York State Mortgage Agency Revenue, Homeowner Mortgage:
3,045,000	Aa1*	Series 65, 5.850% due 10/1/28 (g)	3,134,645
4,800,000	Aa1*	Series 67, 5.800% due 10/1/28 (g)	4,964,784
6,000,000	Aa1*	Series 71, 5.350% due 10/1/18 (g)	6,165,660

			14,265,089

Industrial Development — 1.9%
2,250,000	BBB	Essex County IDA Revenue, Solid Waste, (International Paper Co. Project), Series A, 6.150% due 4/1/21 (g)	2,342,790

See Notes to Financial Statements.

24        Smith Barney Muni Funds      |      2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	September 30, 2004

NEW YORK PORTFOLIO
FACE AMOUNT	RATING(a)	SECURITY	VALUE
Industrial Development — 1.9% (continued)
$ 435,000	NR	Monroe County IDA Revenue, Public Improvement, Canal Ponds Park, Series A, 7.000% due 6/15/13	$435,700
300,000	A+	Nassau County IDA, Cold Springs Harbor, 1.710% due 1/01/34 (d)	300,000
		Onondaga County, IDA:
750,000	AA-	Civic Facilities Revenue, (Syracuse Home Association Project), LOC-HSBC Bank USA, 5.200% due 12/1/18	806,108
8,000,000	A+	Sewer Facilities Revenue, (Bristol-Myers Squibb Co. Project), 5.750% due 3/1/24 (b)(g)	8,813,040
1,410,000	AA-	Rensselaer County IDA, Albany International Corp., LOC-Fleet Trust Co., 7.550% due 7/15/07	1,562,209

			14,259,847

Life Care Systems — 1.8%
		New York State Dormitory Authority Revenue Bonds, FHA-Insured:
3,815,000	AA	Hebrew Nursing Home, 6.125% due 2/1/37	4,010,977
1,465,000	AAA	Jewish Geriatric Center, 7.150% due 8/1/14 (f)	1,503,676
1,500,000	AAA	Menorah Campus Nursing Home, 6.100% due 2/1/37	1,621,575
1,470,000	AA	Niagara Frontier Home, Mortgage Revenue, 6.200% due 2/1/15	1,509,205
3,350,000	AA	Wesley Garden Nursing Home, 6.125% due 8/1/35	3,587,012
1,250,000	AAA	Syracuse IDA Revenue, James Square Association, FHA-Insured, 7.000% due 8/1/25	1,254,937

			13,487,382

Pollution Control Revenue — 0.5%
		New York State Environmental Facilities Corp.,
		State Water Revolving Fund, Series A:
190,000	AAA	7.500% due 6/15/12	191,235
805,000	AAA	GIC-Societe General, 7.250% due 6/15/10	810,434
1,000,000	AAA	North Country Development Authority, Solid Waste Management System Revenue, FSA-Insured, 6.000% due 5/15/15	1,208,110
1,710,000	CCC	Puerto Rico Industrial, Medical & Environmental Facilities, Finance Authority Revenue, American Airlines Inc., Series A, 6.450% due 12/1/25	1,093,374

			3,303,153

Public Facilities — 2.0%
1,655,000	AAA	New York City Trust Cultural Resource Revenue, AMBAC-Insured:
		American Museum of Natural History, Series A, 5.250% due 7/1/17	1,796,685

See Notes to Financial Statements.

25        Smith Barney Muni Funds      |      2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	September 30, 2004

NEW YORK PORTFOLIO
FACE AMOUNT	RATING(a)	SECURITY	VALUE
Public Facilities — 2.0% (continued)
		Museum of Modern Art:
$ 3,100,000	AAA	Series A, 5.000% due 4/1/23	$3,239,686
9,000,000	AAA	Series D, 5.125% due 7/1/31 (b)	9,280,440
640,000	AA-	New York State COP, (Hanson Redevelopment Project), 8.375% due 5/1/08	698,035

			15,014,846

Transportation — 20.4%
750,000	BBB+	Albany, Parking Authority Revenue, Series A, 5.625% due 7/15/25	795,705
		Metropolitan Transportation Authority:
		Dedicated Tax Fund, Series A:
11,000,000	AAA	FGIC-Insured, 5.250% due 11/15/23 (b)	11,696,190
		FSA-Insured, (Call 10/1/14 @ 100):
2,290,000	AAA	5.125% due 4/1/19 (c)	2,618,020
4,500,000	AAA	5.250% due 4/1/23 (c)	5,191,830
		Transit Facilities Revenue, Series A:
5,000,000	AAA	Call 7/1/09 @ 100, 6.000% due 7/1/19 (c)	5,762,750
10,000,000	AAA	MBIA-Insured, (Call 7/1/07 @ 101.50), 5.625% due 7/1/25 (b)(c)	11,100,300
		Triborough Bridge & Tunnel Authority:
		Series A, GO-Insured:
3,500,000	AA-	Call 1/1/22 @ 100, 5.250% due 1/1/28 (c)	3,933,580
5,200,000	AAA	MBIA-IBC Insured, 5.250% due 11/15/30	5,456,880
		Series B, GO of Authority:
4,200,000	AAA	Call 1/1/16 @ 100, 5.375% due 1/1/19 (c)	4,862,802
10,125,000	AAA	Call 1/1/22 @ 100, 5.500% due 1/1/30 (b)(c)	11,394,574
		Triborough Bridge COP, AMBAC-Insured:
2,595,000	AAA	5.875% due 1/1/30	3,005,010
20,000,000	AAA	Series A, 5.250% due 1/1/29 (b)	22,554,600
		New York State Thruway Authority:
5,000,000	AA-	General Revenue, Series E, GO of Authority, 5.000% due 1/1/25	5,103,500
		Highway & Bridge Toll Revenue Fund, FGIC-Insured:
		Series A:
3,410,000	AAA	5.000% due 4/1/19	3,637,617
2,000,000	AAA	5.000% due 4/1/20	2,121,680
2,500,000	AAA	5.000% due 4/1/21	2,637,225
15,000,000	AAA	Series B, 5.000% due 4/1/19 (b)	15,907,650
4,000,000	AAA	Series B-1, 5.500% due 4/1/18	4,435,760
		Port Authority New York & New Jersey:
7,250,000	AA-	109th Series, GO of Authority, 5.375% due 1/15/32	7,519,482
8,000,000	CCC	Delta Airlines Inc. Project, Series 1R, 6.950% due 6/1/08	7,714,160

See Notes to Financial Statements.

26        Smith Barney Muni Funds      |      2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	September 30, 2004

NEW YORK PORTFOLIO
FACE AMOUNT	RATING(a)	SECURITY	VALUE
Transportation — 20.4% (continued)
		Special Obligation Revenue:
$12,000,000	NR	5th Installment, 6.750% due 10/1/19 (b)(g)	$12,452,520
2,000,000	A+	Versatile Structure, Morgan Guaranty Trust, Series 3, 1.110% due 6/1/20 (d)	2,000,000
1,325,000	AA-	Triborough Bridge & Tunnel Authority, Convention Center Project, Series E, 7.250% due 1/1/10	1,494,362

			153,396,197

Utilities — 5.0%
18,660,000	AAA	Long Island Power Authority, Electric System Revenue, Series A, MBIA-Insured, 5.250% due 12/1/26 (b)	19,348,181
		New York State Energy, Research & Development Authority:
5,750,000	A	Electric Facilities Revenue, (Consolidated Edison Co. Inc. Project), Series A, 7.125% due 12/1/29 (d)	5,908,412
		Gas Facilities Revenue:
3,000,000	A+	Brooklyn Union Gas Co. Project, RIBS, Series B, 12.504% due 7/1/26 (g)(h)	3,524,310
1,500,000	Baa2*	Corning Natural Gas Corp., Series A, 8.250% due 12/1/18 (g)	1,512,885
7,000,000	A-	Puerto Rico Electric Power Authority, Power Revenue, Series NN, 5.125% due 7/1/29	7,205,660

			37,499,448

Water & Sewer — 8.7%
1,000,000	AAA	Buffalo Municipal Water Finance Authority, Water Systems Revenue, FGIC-Insured, (Call 7/1/06 @ 102), 6.100% due 7/1/26 (c)	1,094,650
940,000	AAA	Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue Bonds, 10.250% due 7/1/09 (e)	1,138,500
		New York City Municipal Water Finance Authority, Water & Sewer Systems Revenue:
16,000,000	AA+	5.500% due 6/15/33 (b)	17,093,440
200,000	AAA	Series A, 1.770% due 6/15/25 (d)	200,000
		Series B:
990,000	AA+	6.000% due 6/15/33	1,142,589
5,205,000	AAA	FGIC-Insured, 5.125% due 6/15/30	5,282,398
		FSA-Insured:
2,750,000	AAA	5.000% due 6/15/29	2,790,618
1,000,000	AAA	5.250% due 6/15/29	1,023,490
1,565,000	AA+	Pre-Refunded — Escrowed with state & local government securities to Call 6/15/10 @ 101, 6.000% due 6/15/33 (c)	1,834,775
1,900,000	AA+	Series C-3, 1.730% due 6/15/18 (d)	1,900,000

See Notes to Financial Statements.

27        Smith Barney Muni Funds      |      2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	September 30, 2004

NEW YORK PORTFOLIO
FACE AMOUNT	RATING(a)	SECURITY	VALUE
Water & Sewer — 8.7% (continued)
		Series D:
$ 5,000,000	AA+	5.250% due 6/15/25	$5,308,050
2,375,000	AAA	MBIA-Insured, 5.000% due 6/15/15	2,520,778
600,000	AA+	Series F-1, 1.770% due 6/15/33 (d)	600,000
		New York State Environmental Facilities Corp., Clean Water & Drinking Revolving Funds:
8,500,000	AAA	5.000% due 6/15/32 (b)	8,710,205
		Series B:
965,000	AAA	5.250% due 4/15/17	1,039,459
2,490,000	AAA	5.250% due 10/15/17	2,682,128
1,340,000	AAA	5.250% due 4/15/18	1,435,743
1,880,000	AAA	5.250% due 10/15/18	2,014,326
		Call 10/15/09 @ 100:
295,000	AAA	5.250% due 4/15/17 (c)	332,211
400,000	AAA	5.250% due 4/15/18 (c)	450,456
		Series C:
1,060,000	AAA	5.000% due 6/15/16	1,123,165
4,980,000	AAA	Pre-Refunded — Escrowed with state & local government securities to Call 6/15/08 @ 101, 5.000% due 6/15/16	5,343,092

			65,060,073

		TOTAL INVESTMENTS — 98.1% (Cost — $675,476,604**)	736,723,930
		Other Assets in Excess of Liabilities — 1.9%	14,214,585

		TOTAL NET ASSETS — 100.0%	$750,938,515

(a)	All ratings are by Standard & Poor’s Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody’s Investors Service.
(b)	All or a portion of this security is segregated for open futures contracts.
(c)	Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(d)	Variable rate obligation payable at par on demand at any time on no more than seven days notice.
(e)	Bonds are escrowed to maturity with U.S. government securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(f)	All or a portion of this security is held as collateral for open futures contracts.
(g)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(h)	Residual interest bond — coupon varies inversely with level of short-term tax-exempt interest rates.
**	Aggregate cost for Federal income tax purposes is substantially the same.

See pages 29 through 31 for definitions of ratings and certain abbreviations.

See Notes to Financial Statements.

28        Smith Barney Muni Funds      |      2004 Semi-Annual Report

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A

—  Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

—  Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, and CCC

—  Bonds rated “BB”, “B” and “CCC” are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” indicates the lowest degree of speculation than “B” and “CCC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa”, where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

—  Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge”. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these bonds.

Aa

—  Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

—  Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

—  Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

—  Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

—  Bonds rated “B” generally lack characteristics of the desirable investments. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

29       Smith Barney Muni Funds      |      2004 Semi-Annual Report

Bond Ratings (unaudited) (continued)

Caa	— Bonds that are rated “Caa” are of poor standing. Such issues may be in default or present elements of danger with respect to principal or interest.
NR	— Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings (unaudited)

SP-1

—  Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

—  Standard & Poor’s highest commercial paper and variable rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
VMIG 1	— Moody’s highest rating for issues having a demand feature — VRDO.
MIG 1	— Moody’s highest rating for short-term municipal obligations.
MIG 2	— Moody’s second highest rating for short-term municipal obligations.

30       Smith Barney Muni Funds      |      2004 Semi-Annual Report

Abbreviations* (unaudited)

ABAG	— Association of Bay Area Governments
AIG	— American International Guaranty
AMBAC	— Ambac Assurance Corporation
AMT	— Alternative Minimum Tax
BAN	— Bond Anticipation Notes
BIG	— Bond Investors Guaranty
CDA	— Community Development Authority
CGIC	— Capital Guaranty Insurance Company
CHFCLI	— California Health Facility Construction Loan Insurance
CONNIE LEE	— College Construction Loan Insurance Association
COP	— Certificate of Participation
CSD	— Central School District
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
ETM	— Escrowed to Maturity
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FLAIRS	— Floating Adjustable Interest Rate Securities
FNMA	— Federal National Mortgage Association
FRTC	— Floating Rate Trust Certificates
FSA	— Federal Savings Association
GDB	— Government Development Bank
GIC	— Guaranteed Investment Contract
GNMA	— Government National Mortgage Association
GO	— General Obligation
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
INFLOS	— Inverse Floaters
ISD	— Independent School District

ISO	— Independent System Operator
LGAC	— Local Government Assistance Corporation
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
MERLOT	— Municipal Exempt Receipts Liquidity Optional Tender
MFH	— Multi-Family Housing
MSTC	— Municipal Securities Trust Certificates
MUD	— Municipal Utilities District
MVRICS	— Municipal Variable Rate Inverse Coupon Security
PART	— Partnership Structure
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
PSFG	— Permanent School Fund Guaranty
Q-SBLF	— Qualified School Bond Loan Fund
Radian	— Radian Asset Assurance
RAN	— Revenue Anticipation Notes
RAW	— Revenue Anticipation Warrants
RDA	— Redevelopment Agency
RIBS	— Residual Interest Bonds
RITES	— Residual Interest Tax-Exempt Securities
SPA	— Standby Bond Purchase Agreement
SWAP	— Swap Structure
SYCC	— Structured Yield Curve Certificate
TAN	— Tax Anticipation Notes
TCRS	— Transferable Custodial Receipts
TECP	— Tax Exempt Commercial Paper
TFA	— Transitional Finance Authority
TOB	— Tender Option Bond Structure
TRAN	— Tax and Revenue Anticipation Notes
UFSD	— Unified Free School District
UHSD	— Unified High School District
USD	— Unified School District
VA	— Veterans Administration
VRDD	— Variable Rate Daily Demand
VRDO	— Variable Rate Demand Obligation
VRWE	— Variable Rate Wednesday Demand
XLCA	— XL Capital Assurance

*	Abbreviations may or may not appear in the schedule of investments.

31       Smith Barney Muni Funds      |      2004 Semi-Annual Report

Statements of Assets and Liabilities (unaudited)	September 30, 2004

	New York Money Market Portfolio	New York Portfolio
ASSETS:
Investments, at value (Cost — $1,872,758,363 and $675,476,604, respectively)	$1,872,758,363	$736,723,930
Cash	—	23,311
Receivable for securities sold	46,582,164	160,083
Receivable for Fund shares sold	9,728,998	2,987,395
Interest receivable	4,648,034	10,592,856
Receivable from broker — variation margin	—	1,003,432
Prepaid expenses	48,507	18,152
Other assets	20,834	—

Total Assets	1,933,786,900	751,509,159

LIABILITIES:
Payable for securities purchased	25,314,925	—
Payable for Fund shares reacquired	22,524,849	94,206
Dividends payable	755,822	—
Management fees payable	743,405	307,820
Bank overdraft	680,325	—
Distribution plan fees payable	49,352	71,984
Deferred compensation payable	20,834	13,416
Accrued expenses	130,766	83,218

Total Liabilities	50,220,278	570,644

Total Net Assets	$1,883,566,622	$750,938,515

NET ASSETS:
Par value of shares of beneficial interest ($0.001 par value, unlimited shares authorized)	$1,883,173	$55,891
Capital paid in excess of par value	1,881,337,717	722,004,884
Undistributed net investment income	50	1,083,443
Accumulated net realized gain (loss) from investment transactions and futures contracts	345,682	(29,117,336)
Net unrealized appreciation of investments and futures contracts	—	56,911,633

Total Net Assets	$1,883,566,622	$750,938,515

Shares Outstanding:
Class A	1,763,711,447	44,621,906

Class B	—	7,800,296

Class C	—	3,188,695

Class Y	119,461,500	280,288

Net Asset Value:
Class A (and redemption price)	$1.00	$13.44

Class B *	—	$13.44

Class C *	—	$13.42

Class Y (and redemption price)	$1.00	$13.43

Maximum Public Offering Price Per Share:
Class A (based on maximum sales charge of 4.00%)	N/A	$14.00

*	Redemption price is NAV of Class B and C shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

32        Smith Barney Muni Funds      |      2004 Semi-Annual Report

Statements of Operations (unaudited)

For the Six Months Ended September 30, 2004

	New York Money Market Portfolio	New York Portfolio
INVESTMENT INCOME:
Interest	$11,080,178	$19,599,669

EXPENSES:
Management fees (Note 2)	4,566,416	1,896,904
Distribution plan fees (Notes 2 and 4)	934,606	963,507
Transfer agency services (Notes 2 and 4 )	199,776	105,307
Custody	45,750	36,099
Shareholder communications (Note 4)	22,000	17,101
Registration fees	20,955	8,248
Audit and legal	16,787	15,192
Trustees’ fees	8,250	3,315
Other	16,782	5,630

Total Expenses	5,831,322	3,051,303
Less: Management fee waiver (Notes 2 and 7)	(115,738)	(86,614)

Net Expenses	5,715,584	2,964,689

Net Investment Income	5,364,594	16,634,980

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 1 AND 3):
Realized Gain (Loss) From:
Investment transactions	277,085	725,770
Futures contracts	—	(1,233,241)

Net Realized Gain (Loss)	277,085	(507,471)

Decrease in Net Unrealized Appreciation of Investments and Futures Contracts	—	(7,530,720)

Net Gain (Loss) on Investments and Futures Contracts	277,085	(8,038,191)

Increase in Net Assets From Operations	$5,641,679	$8,596,789

See Notes to Financial Statements.

33        Smith Barney Muni Funds      |      2004 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended September 30, 2004 (unaudited) and the Year Ended March 31, 2004

New York Money Market Portfolio	September 30	March 31
OPERATIONS:
Net investment income	$5,364,594	$7,535,401
Net realized gain	277,085	122,961

Increase in Net Assets From Operations	5,641,679	7,658,362

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 and 5):
Net investment income	(5,364,594)	(7,535,351)
Net realized gains	—	(55,938)

Decrease in Net Assets From Distributions to Shareholders	(5,364,594)	(7,591,289)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	3,220,216,401	6,925,591,491
Net asset value of shares issued for reinvestment of dividends	4,888,395	7,496,507
Cost of shares reacquired	(3,309,268,807)	(6,793,548,643)

Increase (Decrease) in Net Assets From Fund Share Transactions	(84,164,011)	139,539,355

Increase (Decrease) in Net Assets	(83,886,926)	139,606,428
NET ASSETS:
Beginning of period	1,967,453,548	1,827,847,120

End of period*	$1,883,566,622	$1,967,453,548

* Includes undistributed net investment income of:	$50	$50

See Notes to Financial Statements.

34        Smith Barney Muni Funds      |      2004 Semi-Annual Report

Statements of Changes in Net Assets (continued)

For the Six Months Ended September 30, 2004 (unaudited) and the Year Ended March 31, 2004

New York Portfolio	September 30	March 31
OPERATIONS:
Net investment income	$16,634,980	$34,745,015
Net realized loss	(507,471)	(597,387)
Decrease in net unrealized appreciation	(7,530,720)	(4,235,959)

Increase in Net Assets From Operations	8,596,789	29,911,669

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 and 5):
Net investment income	(16,312,268)	(34,661,370)
In excess of net investment income	—	(54,503)

Decrease in Net Assets From Distributions to Shareholders	(16,312,268)	(34,715,873)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	40,049,033	82,850,159
Net asset value of shares issued for reinvestment of dividends	9,680,039	20,776,310
Cost of shares reacquired	(77,298,749)	(129,069,085)

Decrease in Net Assets From Fund Share Transactions	(27,569,677)	(25,442,616)

Decrease in Net Assets	(35,285,156)	(30,246,820)
NET ASSETS:
Beginning of period	786,223,671	816,470,491

End of period*	$750,938,515	$786,223,671

* Includes undistributed net investment income of:	$1,083,443	$760,731

See Notes to Financial Statements.

35        Smith Barney Muni Funds      |      2004 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

	New York Money Market Portfolio
Class A Shares	2004(1)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income From Operations:
Net investment income	0.003		0.004	0.007	0.017	0.034	0.027
Net realized gain	0.000	*	0.000 *	—	—	—	—

Total Income From Operations	0.003		0.004	0.007	0.017	0.034	0.027

Less Distributions From:
Net investment income	(0.003)		(0.004)	(0.007)	(0.017)	(0.034)	(0.027)
Net realized gains	—		(0.000)*	—	—	—	—

Total Distributions	(0.003)		(0.004)	(0.007)	(0.017)	(0.034)	(0.027)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(2)	0.27	%‡	0.42%	0.74%	1.67%	3.40%	2.76%

Net Assets, End of Period (millions)	$1,764		$1,915	$1,828	$2,044	$2,058	$1,573

Ratios to Average Net Assets:
Expenses(3)	0.59	%†(4)	0.60%	0.64%	0.64%	0.65%	0.67%
Net investment income	0.54	†	0.41	0.74	1.65	3.32	2.73

(1)	For the six months ended September 30, 2004 (unaudited).
(2)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, total return would have been lower.
(3)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.80%.
(4)	The manager waived a portion of its management fee for the six months ended September 30, 2004. If such fees were not waived the actual expense ratio would have been 0.60% for Class A Shares.
*	Amount represents less than $0.001 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the period.
†	Annualized.

36       Smith Barney Muni Funds      |      2004 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout the period ended March 31, unless otherwise noted:

	New York Money Market Portfolio
Class Y Shares	2004(1)		2004(2)
Net Asset Value, Beginning of Period	$1.00		$1.00

Income From Operations:
Net investment income	0.003		0.002
Net realized gain	0.000	*	0.000	*

Total Income From Operations	0.003		0.002

Less Distributions From:
Net investment income	(0.003)		(0.002)
Net realized gains	—		(0.000	)*

Total Distributions	(0.003)		(0.002)

Net Asset Value, End of Period	$1.00		$1.00

Total Return(3)	0.33	%‡	0.17	%‡

Net Assets, End of Period (millions)	$119		$52

Ratios to Average Net Assets:
Expenses(4)	0.46	%†(5)	0.47	%†
Net investment income	0.67	†	0.51	†

(1)	For the six months ended September 30, 2004 (unaudited).
(2)	For the period December 3, 2003 (inception date) to March 31, 2004.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, total return would have been lower.
(4)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.70%.
(5)	The manager waived a portion of it’s management fee for the six months ended September 30, 2004. If such fees were not waived the actual expense ratio would have been 0.47% for Class Y Shares.
*	Amount represents less than $0.001 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the period.
†	Annualized.

37       Smith Barney Muni Funds      |      2004 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

	New York Portfolio
Class A Shares(1)	2004(2)		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$13.57		$13.66	$13.19	$13.42		$12.78	$13.69

Income (Loss) From Operations:
Net investment income	0.30		0.61	0.63	0.65	(3)	0.67	0.68
Net realized and unrealized gain (loss)	(0.13)		(0.09)	0.46	(0.23	)(3)	0.64	(0.91)

Total Income (Loss) From Operations	0.17		0.52	1.09	0.42		1.31	(0.23)

Less Distributions From:
Net investment income	(0.30)		(0.61)	(0.62)	(0.65)		(0.67)	(0.67)
In excess of net investment income	—		(0.00)*	—	—		—	—
Net realized gains	—		—	—	—		—	(0.01)

Total Distributions	(0.30)		(0.61)	(0.62)	(0.65)		(0.67)	(0.68)

Net Asset Value, End of Period	$13.44		$13.57	$13.66	$13.19		$13.42	$12.78

Total Return(4)	1.26	%‡	3.87%	8.42%	3.15%		10.57%	(1.61)%

Net Assets, End of Period (millions)	$599		$617	$627	$633		$583	$482

Ratios to Average Net Assets:
Expenses(5)	0.67	%†(6)	0.68%	0.70%	0.70%		0.69%	0.71%
Net investment income	4.51	†	4.46	4.62	4.86	(3)	5.14	5.20

Portfolio Turnover Rate	2%		8%	14%	20%		16%	33%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	For the six months ended September 30, 2004 (unaudited).
(3)	Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 4.85%. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, total return would have been lower.
(5)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.85%.
(6)	The manager waived a portion of its management fee for the six months ended September 30, 2004. If such fees were not waived, the actual expense ratio would have been 0.69% for Class A Shares.
*	Amount represents less than $0.01 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the period.
†	Annualized.

38       Smith Barney Muni Funds      |      2004 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

	New York Portfolio
Class B Shares(1)	2004(2)		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$13.57		$13.66	$13.19	$13.42		$12.78	$13.68

Income (Loss) From Operations:
Net investment income	0.27		0.54	0.56	0.57	(3)	0.60	0.61
Net realized and unrealized gain (loss)	(0.14)		(0.09)	0.46	(0.22	)(3)	0.64	(0.90)

Total Income (Loss) From Operations	0.13		0.45	1.02	0.35		1.24	(0.29)

Less Distributions From:
Net investment income	(0.26)		(0.54)	(0.55)	(0.58)		(0.60)	(0.60)
In excess of net investment income	—		(0.00)*	—	—		—	—
Net realized gains	—		—	—	—		—	(0.01)

Total Distributions	(0.26)		(0.54)	(0.55)	(0.58)		(0.60)	(0.61)

Net Asset Value, End of Period	$13.44		$13.57	$13.66	$13.19		$13.42	$12.78

Total Return(4)	0.99	%‡	3.35%	7.86%	2.60%		9.96%	(2.09)%

Net Assets, End of Period (millions)	$105		$120	$140	$139		$148	$156

Ratios to Average Net Assets:
Expenses(5)	1.21	%†(6)	1.21%	1.22%	1.21%		1.22%	1.23%
Net investment income	3.97	†	3.93	4.10	4.27	(3)	4.63	4.67

Portfolio Turnover Rate	2%		8%	14%	20%		16%	33%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	For the six months ended September 30, 2004 (unaudited).
(3)	Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 4.26%. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, total return would have been lower.
(5)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.35%.
(6)	The manager waived a portion of its management fee for the six months ended September 30, 2004. If such fees were not waived, the actual expense ratio would have been 1.23% for Class B Shares.
*	Amount represents less than $0.01 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the period.
†	Annualized.

39       Smith Barney Muni Funds      |      2004 Semi-Annual Report

Financial Highlights (continued)

+For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

	New York Portfolio
Class C Shares(1)(2)	2004(3)		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$13.56		$13.65	$13.18	$13.41		$12.77	$13.67

Income (Loss) From Operations:
Net investment income	0.27		0.53	0.55	0.57	(4)	0.58	0.60
Net realized and unrealized gain (loss)	(0.15)		(0.08)	0.47	(0.23	)(4)	0.65	(0.90)

Total Income (Loss) From Operations	0.12		0.45	1.02	0.34		1.23	(0.30)

Less Distributions From:
Net investment income	(0.26)		(0.54)	(0.55)	(0.57)		(0.59)	(0.59)
In excess of net investment income	—		(0.00)*	—	—		—	—
Net realized gains	—		—	—	—		—	(0.01)

Total Distributions	(0.26)		(0.54)	(0.55)	(0.57)		(0.59)	(0.60)

Net Asset Value, End of Period	$13.42		$13.56	$13.65	$13.18		$13.41	$12.77

Total Return(5)	0.90	%‡	3.30%	7.82%	2.56%		9.91%	(2.14)%

Net Assets, End of Period (millions)	$43		$45	$45	$41		$32	$18

Ratios to Average Net Assets:
Expenses(6)	1.24	%†(7)	1.24%	1.26%	1.26%		1.26%	1.27%
Net investment income	3.94		3.90	4.05	4.27	(4)	4.55	4.64

Portfolio Turnover Rate	2%		8%	14%	20%		16%	33%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	On April 29, 2004, Class L shares were renamed as Class C shares.
(3)	For the six months ended September 30, 2004 (unaudited).
(4)	Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 4.26%. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
(5)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, total return would have been lower.
(6)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.40%.
(7)	The manager waived a portion of it’s management fee for the six months ended September 30, 2004. If such fees were not waived the actual expense ratio would have been 1.26% for Class C Shares.
*	Amount represents less than $0.01 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the period.
†	Annualized.

40       Smith Barney Muni Funds      |      2004 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

	New York Portfolio
Class Y Shares(1)	2004(2)		2004	2003	2002		2001(3)
Net Asset Value, Beginning of Period	$13.57		$13.65	$13.19	$13.42		$13.46

Income (Loss) From Operations:
Net investment income	0.32		0.63	0.67	0.67	(4)	0.16
Net realized and unrealized gain (loss)	(0.15)		(0.07)	0.44	(0.23	)(4)	(0.03)

Total Income From Operations	0.17		0.56	1.11	0.44		0.13

Less Distributions From:
Net investment income	(0.31)		(0.64)	(0.65)	(0.67)		(0.17)
In excess of net investment income	—		(0.00)*	—	—		—

Total Distributions	(0.31)		(0.64)	(0.65)	(0.67)		(0.17)

Net Asset Value, End of Period	$13.43		$13.57	$13.65	$13.19		$13.42

Total Return(5)	1.28	%‡	4.13%	8.53%	3.33%		1.00%‡

Net Assets, End of Period (millions)	$4		$4	$4	$11		$10

Ratios to Average Net Assets:
Expenses(6)	0.50	%(7)	0.51%	0.52%	0.52%		0.54%†
Net investment income	4.68	†	4.63	4.78	5.01	(4)	4.97 †

Portfolio Turnover Rate	2%		8%	14%	20%		16%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	For the six months ended September 30, 2004 (unaudited).
(3)	For the period January 4, 2001 (inception date) to March 31, 2001.
(4)	Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 5.00%. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
(5)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, total return would have been lower.
(6)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.70%.
(7)	The manager waived a portion of its management fee for the six months ended September 30, 2004. If such fees were not waived, the actual expense ratio would have been 0.52% for Class Y Shares.
*	Amount represents less than $0.01 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the period.
†	Annualized.

41       Smith Barney Muni Funds      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Significant Accounting Policies

The New York Money Market and New York Portfolios (“Funds”) are separate investment funds of the Smith Barney Muni Funds (“Trust”), a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company.

The following is a summary of the significant accounting consistently followed by the Fund and is in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. New York Portfolio securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationship between securities. Securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors. Short-term obligations with maturities of 60 days or less are valued at cost plus accreted discount, or minus amortized premium, which approximates value. The New York Money Market Portfolio uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value.

(b) Futures Contracts. The New York Portfolio may from time to time enter into futures contracts. Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the

42       Smith Barney Muni Funds      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund’s basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

(c) Fund Concentration. Since the Funds invest primarily in obligations of issuers within New York, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting New York.

(d) Investment Transactions and Investment Income. Security transactions are accounted for on trade date. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Gains or losses on the sale of securities are calculated by using the specific identification method.

(e) Class Accounting. Class specific expenses are charged to each class; investment advisory fees and general fund expenses, income, gains and/or losses are allocated on the basis of relative net assets of each class or on another reasonable basis.

(f ) Federal Income Taxes. The Funds intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

(g) Exempt-Interest Dividends and Other Distributions. The New York Money Market Portfolio declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in Fund shares on the payable date. The Funds intend to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designate state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. It is the New York Portfolio’s policy to distribute dividends monthly. Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

43       Smith Barney Muni Funds      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

2.	Management Agreement and Other Transactions

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Funds. The New York Money Market Portfolio pays SBFM a management fee calculated at an annual rate of 0.475% on the first $1 billion of the Fund’s average daily net assets; 0.45% on the next $1 billion; 0.425% on the next $3 billion; 0.40% on the next $5 billion and 0.375% on the Fund’s average daily net assets in excess of $10 billion. The New York Portfolio pays SBFM a management fee calculated at the annual rate of 0.50% of the Fund’s average daily net assets. These fees are calculated daily and paid monthly.

During the six months ended September 30, 2004, the investment manager waived a portion of its management fee for the New York Money Market Portfolio and the New York Portfolio amounting to $115,738 and $86,614, respectively.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Funds’ transfer agent. PFPC Inc. (“PFPC”) and Primerica Shareholder Services (“PSS”), another subsidiary of Citigroup, act as the Funds’ sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the six months ended September 30, 2004, the Funds paid transfer agent fees totaling $268,835 to CTB. The totals for each Fund were as follows:

Transfer Agent Fees
New York Money Market Portfolio	$187,633

New York Portfolio	81,202

Citigroup Global Markets Inc. (“CGM”) and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Funds’ distributors.

On February 2, 2004, initial sales charges on Class L were eliminated. Effective April 29, 2004, the Fund’s Class L shares were renamed as Class C shares.

44       Smith Barney Muni Funds      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

For the New York Portfolio, there is a maximum initial sales charges of 4.00% for Class A shares. There is also a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares of the New York Portfolio, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% one year from purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended September 30, 2004, CGM and its affiliates received sales charges of approximately $306,419 on sales of the New York Portfolio’s Class A shares. In addition, for the six months ended September 30, 2004, CDSCs paid to CGM and its affiliates were approximately:

	Class A	Class B	Class C
New York Portfolio	$13,000	$111,359	$2,000

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

3.	Investments

During the six months ended September 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

	Purchases	Sales
New York Money Market Portfolio	—	—

New York Portfolio	$14,791,761	$39,332,804

At September 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
New York Portfolio	$63,684,711	$(2,437,385)	$61,247,326

45       Smith Barney Muni Funds      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

At September 30, 2004, the New York Portfolio had the following open futures contracts:

	Number of Contracts	Expiration	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. 20 Year Treasury Bond	2,470	12/04	$272,844,626	$277,180,319	$(4,335,693)

4.	Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the New York Money Market Portfolio pays a distribution fee calculated at the annual rate of 0.10% of the average daily net assets of its Class A shares. The New York Portfolio pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.15% of the Fund’s average daily net assets of each respective class. In addition, the New York Portfolio also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.55% of the average daily net assets of each class, respectively. For the six months ended September 30, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

	Class A	Class B	Class C
New York Money Market Portfolio	$934,606	—	—

New York Portfolio	450,251	$361,438	$151,818

For the six months ended September 30, 2004, total Transfer Agency Service expenses were as follows:

	Class A	Class B	Class C	Class Y
New York Money Market Portfolio	$199,776	—	—	—

New York Portfolio	69,189	$28,577	$7,521	$20

For the six months ended September 30, 2004, total Shareholder Communication expenses were as follows:

	Class A	Class B	Class C	Class Y
New York Money Market Portfolio	$20,832	—	—	$1,168

New York Portfolio	11,531	$4,311	$1,254	5

46       Smith Barney Muni Funds      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

5.	Distributions Paid to Shareholders by Class

New York Money Market Portfolio	Six Months Ended September 30, 2004	Year Ended March 31, 2004
Class A
Net investment income	$5,009,994	$7,467,004
Net realized gains	—	54,826

Total	$5,009,994	$7,521,830

Class Y†
Net investment income	$354,600	$68,347
Net realized gains	—	1,112

Total	$354,600	$69,459

† For Class Y shares of New York Money Market Portfolio, transactions are for the period December 3, 2003 (inception date) to March 31, 2004.

New York Portfolio
Class A
Net investment income	$13,248,868	$27,524,202
In excess of net investment income	—	42,158

Total	$13,248,868	$27,566,360

Class B
Net investment income	$2,144,648	$5,185,005
In excess of net investment income	—	8,984

Total	$2,144,648	$5,193,989

Class C
Net investment income	$830,871	$1,774,470
In excess of net investment income	—	3,099

Total	$830,871	$1,777,569

Class Y
Net investment income	$87,881	$177,693
In excess of net investment income	—	262

Total	$87,881	$177,955

6.	Shares of Beneficial Interest

At September 30, 2004, the Trust had an unlimited amount of shares of beneficial interest authorized with a par value of $0.001 per share. The Funds have the ability to issue multiple classes of shares. Each share of a class represents an identical interest in its respective Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

47       Smith Barney Muni Funds      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of each class were as follows:

New York Money Market Portfolio	Six Months Ended September 30, 2004		Year Ended March 31, 2004
	Shares	Amount	Shares	Amount
Class A
Shares sold	3,089,062,401	$3,089,062,401	6,853,379,478	$6,853,379,478
Shares issued on reinvestment	4,576,847	4,576,847	7,445,635	7,445,635
Shares reacquired	(3,244,579,759)	(3,244,579,759)	(6,773,970,758)	(6,773,970,758)

Net Increase (Decrease)	(150,940,511)	$(150,940,511)	86,854,355	$86,854,355

Class Y†
Shares sold	131,154,000	$131,154,000	72,212,013	$72,212,013
Shares issued on reinvestment	311,548	311,548	50,872	50,872
Shares reacquired	(64,689,048)	(64,689,048)	(19,577,885)	(19,577,885)

Net Increase	66,776,500	$66,776,500	52,685,000	$52,685,000

†	For Class Y shares of New York Money Market Portfolio, transactions are for the period December 3, 2003 (inception date) to March 31, 2004.

New York Portfolio

Class A
Shares sold	2,633,190	$35,547,236	4,849,558	$66,585,524
Shares issued on reinvestment	582,360	7,843,634	1,200,560	16,447,286
Shares reacquired	(4,062,504)	(54,899,268)	(6,490,291)	(89,079,717)

Net Decrease	(846,954)	$(11,508,398)	(440,173)	$(6,046,907)

Class B
Shares sold	148,587	$2,006,235	689,683	$9,459,820
Shares issued on reinvestment	94,432	1,271,928	227,292	3,113,545
Shares reacquired	(1,276,662)	(17,240,545)	(2,382,395)	(32,675,016)

Net Decrease	(1,033,643)	$(13,962,382)	(1,465,420)	$(20,101,651)

Class C*
Shares sold	185,337	$2,495,562	479,861	$6,574,815
Shares issued on reinvestment	41,957	564,477	88,814	1,215,479
Shares reacquired	(367,659)	(4,958,936)	(533,744)	(7,314,352)

Net Increase (Decrease)	(140,365)	$(1,898,897)	34,931	$475,942

Class Y
Shares sold	—	—	16,679	$230,000
Shares issued on reinvestment	—	—	—	—
Shares reacquired	(14,804)	$(200,000)	—	—

Net Increase (Decrease)	(14,804)	$(200,000)	16,679	$230,000

*	Effective April 29, 2004, the Fund renamed Class L shares as Class C shares.

48       Smith Barney Muni Funds      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

7.	Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and two other individuals, one of whom is an employee and the other of whom is a former employee of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund. As previously disclosed, CAM has already agreed to pay the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

49       Smith Barney Muni Funds      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

8.	Legal Matters

Class action lawsuits have been filed against Citigroup Global Markets Inc. and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc. (the “Advisers”), substantially all of the mutual funds managed by the Advisers (the “Funds”), and directors or trustees of the Funds. The complaints allege, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also allege that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints seek injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses. Citigroup Asset Management believes that the suits are without merit and intends to defend the cases vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Citigroup Asset Management nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or the ability of the Distributor or the Advisers to perform under their respective contracts with the Funds.

50       Smith Barney Muni Funds      |      2004 Semi-Annual Report

SMITH BARNEY

MUNI FUNDS

TRUSTEES

Lee Abraham

Allan J. Bloostein

Jane F. Dasher

R. Jay Gerken, CFA
Chairman

Richard E. Hanson, Jr.

Paul Hardin

Roderick C. Rasmussen

John P. Toolan

OFFICERS

R. Jay Gerken, CFA

President and Chief
Executive Officer

Andrew B. Shoup

Senior Vice President

and Chief Administrative
Officer

Robert J. Brault

Chief Financial Officer
and Treasurer

Julie P. Callahan, CFA

Vice President and

Investment Officer

Joseph P. Deane

Vice President and

Investment Officer

David T. Fare

Vice President and

Investment Officer

Andrew Beagley

Chief Anti-Money

Laundering Compliance
Officer & Chief Compliance Officer

OFFICERS (continued)

Kaprel Ozsolak

Controller

Robert I. Frenkel

Secretary and

Chief Legal Officer

INVESTMENT MANAGER

Smith Barney Fund Management LLC

DISTRIBUTORS

Citigroup Global Markets Inc.

PFS Distributors, Inc.

CUSTODIAN

State Street Bank and
Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.

125 Broad Street, 11th Floor

New York, New York 10004

SUB-TRANSFER AGENTS

PFPC Inc.

P.O. Box 9699

Providence, Rhode Island 02940-9699

Primerica Shareholder Services

P.O. Box 9662

Providence, Rhode Island

02940-9662

Smith Barney Muni Funds

New York Money Market Portfolio

New York Portfolio

The Funds are separate investment funds of the Smith Barney Muni Funds, a Massachusetts business trust.

The Fund files its complete schedule of portfolio holdings with Securities Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 and a description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the fund’s website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Smith Barney Muni Funds — New York Money Market Portfolio and New York Portfolio.

SMITH BARNEY MUNI FUNDS

Smith Barney Mutual Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

©2004 Citigroup Global Markets Inc.

Member NASD, SIPC

FD0807 11/0404-7427

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Muni Funds

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer of Smith Barney Muni Funds

Date: December 6, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer of Smith Barney Muni Funds

Date: December 6, 2004

By:	/s/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer of Smith Barney Muni Funds

Date: December 6, 2004